Income tax (Details 3) - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Total unrecognized temporary differences	$ 89,940	$ 120,620
Noncapital Losses [Member]
IfrsStatementLineItems [Line Items]
Total unrecognized temporary differences	88,377	120,528
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Total unrecognized temporary differences	149	89
Capital Losses [Member]
IfrsStatementLineItems [Line Items]
Total unrecognized temporary differences		3
Financing Costs [Member]
IfrsStatementLineItems [Line Items]
Total unrecognized temporary differences	$ 1,414